Leases	6 Months Ended
Jun. 30, 2021
Leases
Leases

5. Leases

The movements in right-of-use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessel	Equipment	Properties	Other	Total
As of January 1, 2021	197,668	1,437	4,258	74	203,437
Additions, net	—	1,014	1,914	(42)	2,886
Depreciation expense	(4,110)	(643)	(651)	(14)	(5,418)
As of June 30, 2021	193,558	1,808	5,521	18	200,905

An analysis of the lease liabilities is as follows:

Lease Liabilities
As of January 1, 2021	196,170
Additions, net	2,886
Lease charge (Note 16)	4,826
Payments	(10,324)
As of June 30, 2021	193,558
Lease liability, current portion	9,950
Lease liability, non-current portion	183,608
Total	193,558